Interest and Finance Costs (Tables)	9 Months Ended
Sep. 30, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs	Interest and finance costs are analyzed as follows:
	September 30,
	2017	2016
Interest on long-term debt	8,669	5,008
Amortization of debt issuance costs	371	186
Other	48	11
Total	9,088	5,205

Interest and Finance Costs - Related Party
Interest and finance costs-related party are analyzed as follows:
	September 30,
	2017	2016
Interest expense long term debt related party	840	-
Amortization of debt issuance costs related party	12	-
Convertible notes interest expense	1,170	924
Convertible notes amortization of debt discount	1,330	688
Total	3,352	1,612